Tax situation	12 Months Ended
Dec. 31, 2024
Disclosure of Tax situation [Abstract]
Tax situation
17.
Tax situation
(a)
IFS and its Subsidiaries incorporated and domiciled in the Republic of Panama and the Commonwealth of the Bahamas (see Note 2), are not subject to any Income Tax, or any other taxes on capital gains, equity or property. The Subsidiaries incorporated and domiciled in Peru (see Note 2) are subject to the Peruvian Tax legislation; see paragraph (c).

Peruvian life insurance companies are exempt from Income Tax regarding the income derived from assets linked to technical reserves for pension insurance and pensions from the Private Pension Fund Administration System; as well as income generated through assets related to life insurance contracts with savings component.

In Peru, all income from Peruvian sources obtained from the direct or indirect sale of shares of stock capital representing participation of legal persons domiciled in the country are subject to income tax. For that purpose, an indirect sale shall be considered to have occurred when shares of stock or ownership interests of a legal entity are sold and this legal entity is not domiciled in the country and, in turn, is the holder — whether directly or through other legal entity or entities — of shares of stock or ownership interests of one or more legal entities domiciled in the country, provided that certain conditions established by law occur.

In this sense, the Act states that an assumption of indirect transfer of shares arises when in any of the 12 months prior to disposal, the market value of shares or participations of the legal person domiciled is equivalent to 50 percent or more of the market value of shares or participations of the legal person non-domiciled. Additionally, as a concurrent condition, it is established that in any period of 12 months shares or participations representing 10 percent or more of the capital of legal persons non-domiciled be disposed of.

Also, an indirect disposal assumption arises when the total amount of the shares of the domiciled legal person whose indirect disposal is performed, is equal or greater than 40,000 Taxation Units (henceforth “UIT”, by its Spanish acronym).

(b)
Legal entities or individuals not domiciled in Peru are subject to an additional tax (equivalent to 5 percent) on dividends received from entities domiciled in Peru. The corresponding tax is withheld by the entity that distributes the dividends. In this regard, since IFS controls the entities that distribute the dividends, it records the amount of Income Tax on dividends as an expense for the financial year of the dividends received. In this sense, during 2024, 2023 and 2022, the Company has recorded a provision for S/26,076,000, S/33,020,000 and S/30,587,000, respectively, in the caption “Income Tax” of the consolidated statement of income.
(c)
IFS’s Subsidiaries incorporated in Peru are subject to the payment of Peruvian taxes; hence, they must calculate their tax expenses on the basis of their separate financial statements. The Income Tax rate as of December 31, 2024, 2023 and 2022, was 29.5 percent, over the taxable income.
(d)
The Tax Authority (henceforth “SUNAT”, by its Spanish acronym) is legally entitled to perform tax audit procedures for up to four years subsequent to the date at which the tax return regarding a taxable period must be filed.

Below are the taxable periods subject to inspection by the SUNAT as of December 31, 2024:

- Interbank: Income Tax returns for the years 2020 to 2023, and Value-Added-Tax returns for the years 2019 to 2024.

- Interseguro: Income Tax returns for the years 2021 to 2024, and Value-Added-Tax returns for the years 2020 to 2024.

- Procesos de Medios de Pago: Income Tax returns for the years 2021 to 2024 and Value-Added-Tax returns for the years 2020 to 2024.

- Izipay: Income Tax returns and Value-Added-Tax returns for the years 2020 to 2024.

Due to the possible interpretations that the SUNAT may have on the legislation in force, it is not possible to determine at this date whether or not the reviews carried out will result in liabilities for the Subsidiaries; therefore, any higher tax or surcharge that may result from possible tax reviews would be applied to the results of the year in which it is determined.

Following is the description of the main ongoing tax procedures for the Subsidiaries:

Interbank:

Tax periods from 2000 to 2006:

Between 2004 and 2010, Interbank received several Tax Determination and Tax Penalty notices corresponding mainly to the Income Tax determination for the fiscal years 2000 to 2006. As a result, claims and appeals were filed and subsequent contentious administrative proceedings were started.

For these periods, the most relevant matter subject to discrepancy with SUNAT corresponds to whether the “interest in suspense” are subject to Income Tax or not. In this sense, Interbank considers that the interest in suspense does not constitute accrued income, in accordance with the SBS’s regulations and IFRS accounting standards, which is also supported by a ruling by the Permanent Constitutional and Social Law Chamber of the Supreme Court issued in August 2009 and a pronouncement in June 2019.

In June, September and December 2022, the Fifth Constitutional and Social Law Transitory Chamber of the Supreme Court notified of its ruling regarding the Income Tax 2004, advance payments 2004 and Income Tax 2001, respectively, thus reaffirming the aforementioned criterium.

In October 2023, the Fifth Constitutional and Social Law Transitory Chamber of the Supreme Court issued the Resolution through which declared unfounded the cassation appeals filed by SUNAT and the Tax Court against the favorable ruling regarding the Income Tax 2005, thus reaffirming the aforementioned criterium.

Tax period 2003:

In January 2023, Interbank was notified with a Resolution of Compliance which rectified and resettled the debt related to advance payments of the Income Tax for the period 2003, without any amount to pay.

In March 2023, Interbank was notified with a Resolution of Compliance regarding Income Tax for the period 2003, which rectified the tax debt, thus reducing said penalty from S/69,000,000 to S/25,000,000. Likewise, Interbank filed the respective Appeal Recourse against said Resolution of Compliance. In September 2023, Interbank was notified with a Tax Court Resolution, which revokes said Resolution, of Compliance in relation to the updating of the debt, thus, SUNAT must proceed according to what said Resolution mandates, and confirm its content. In October 2023, Interbank was notified with a new Resolution of Compliance, which Interbank has filed an Appeal Recourse against.

In February 2024, the Tax Court issued a Resolution, which ruled to revoke a Resolution of Compliance regarding the updating of the liability, thus, SUNAT must perform a new resettlement. In May 2024, SUNAT issued a Resolution of Compliance, which was appealed by Interbank. In October 2024, Interbank was notified with other Tax Court Resolution, which ruled to confirm the updating contained in Resolution of Compliance issued by the Tax Court.

Also, in October 2024, through Resolution of Coactive Collection, SUNAT notified Interbank the payment of the liability from the third-category Income Tax corresponding the period 2003 for approximately S/17,800,000 (includes taxes, fines and arrears) amount that was paid by Interbank in November 2024; however, the case continues at the Judiciary. This payment was recorded as account receivable from SUNAT, and was recorded as “Recoverable tax” in the caption “Other accounts receivable and other assets, net”; see Note 10(a).

Tax period 2004:

In April 2023, Interbank was notified with a Resolution, through which it rectified the determination of payments on account of Income Tax for the year 2004; this Resolution was appealed by Interbank. In December 2024, Interbank was notified with another Tax Court Resolution, which confirmed the original Resolution of the Intendence.

In October 2024, Interbank was notified with a Resolution of Intendence regarding the third-category Income Tax corresponding to the period 2004, which ruled to rectify and continue with the collection of the tax liability.

Tax period 2005:

In May 2020, Interbank was notified with the Resolution of Compliance related to the Income Tax and advance payments of the Income Tax for the year 2005 (linked to the interest in suspense). Through said notification, SUNAT increased the requested tax debt from S/1,000,000 to S/35,000,000 because as a result of the Resolution of Compliance, certain previously accepted deductions by SUNAT were rejected. In June 2020, Interbank filed an Appeal, which is pending of pronouncement by the Tax Court.

In December 2022, the Tax Court notified to Interbank with a Resolution, through which it revoked interest in suspense, financial pro-rata, advance payments and fines.

In October 2023, Interbank was notified with a Resolution of Intendence, issued in compliance with Tax Court Resolution appealed by Interbank. In April 2024, the Tax Court issued a Resolution, which ruled to partially revoke the previous Resolution of Intendence and ordered the resettlement of the tax, by virtue of which, a Resolution of Compliance was issued for approximately S/23,700,000, against which an Appeal Recourse was filed by Interbank.

In November 2024, Interbank was notified by the Tax Court with a Resolution, related to the advance payments of the Income Tax 2005, which is under compliance phase.

Tax period 2006:

In February 2021, Interbank was notified with the Resolution of Compliance related to the Income Tax and prepaid income tax of the year 2006 (related to litigations about interest in suspense). Through said notification, SUNAT rejected an excess payment of S/3,500,000 and determined a tax debt of S/23,000,000.

In December 2022, the Tax Court revoked the claims over interest in suspense, prepayment quotient and associated penalties. However, in December 2024, the Tax Court ordered to maintain and continue with the updated collection of the tax liability related to the Income Tax 2006, thus confirming previous Resolutions related to claims and penalties. To the date of this report, the case is pending resolution by the Judiciary.

As of December 31, 2024, the tax liability requested for this concept and others minor, amounts to approximately S/84,000,000, and includes taxes, fines and arrears; out of which S/56,000,000 correspond to the concept of interest in suspense, and S/28,000,000 correspond to other claims. As of December 31, 2023, the tax liability requested amounted to S/124,000,000, including taxes, fines and arrears.

Tax period 2010:

In February 2017, SUNAT closed the audit procedure corresponding to the Income Tax for the year 2010. Interbank paid the debt under protest and filed a claim recourse. As of the date of this report, the procedure has been appealed, and it is pending resolution by the Tax Court.

Tax period 2012:

In July 2020, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the third-category Income Tax for the fiscal year 2012. As of December 31, 2024 and 2023, the tax debt claimed by the SUNAT amounted to S/14,600,000 and S/14,400,000, respectively. As of the date of this report, the process is on appeal, pending resolution by the Tax Court.

Tax period 2013:

In January 2019, Interbank was notified of the Determination and Penalty Resolutions corresponding to the audit of the Income Tax for the fiscal year 2013. As of that date, the tax debt claimed by the Tax Court amounted to approximately S/50,000,000. The main concept observed corresponded to the deduction of loan write-offs without proof by the SBS.

In December 2022, the SUNAT through Resolution of Coactive Collection, notified the payment of the third-category Income Tax debt corresponding to the period 2013, for approximately S/62,000,000 (which includes the tax, fines and interest arrears) sum that was paid by Interbank in February 2023; however, the process continues before the Judiciary instance. This payment was recorded as account receivable from SUNAT, that was recorded as “Tax paid to recover”, in the caption “Other accounts receivable and other assets, net”; see Note 10(a).

Tax period 2014:

In September 2019, Interbank was notified with Resolutions of Determination and Penalty corresponding to the audit of the third-category Income Tax corresponding the period 2014, without additional amounts; as well as with Resolutions of Determination, issued on the application of the additional Income Tax rate of 4.1 percent; regarding this, the tax liability requested by SUNAT as of December 31, 2024 and 2023, amounts to S/178,000 and S/177,000, respectively. To the date of this report, the case is under appeal, pending resolution by the Tax Court.

Tax period 2015:

In December 2021, Interbank was notified with Resolutions of Determination and Penalty corresponding to the audit of the third-category Income Tax of the period 2015.

As of December 31, 2024 and 2023, the tax debt requested in relation to the Income Tax advance payments for the period 2015 and to the application of the additional Income Tax rate of 4.1 percent, amounted to S/14,800,000 and S/14,600,000, respectively. As of the date of this report, the process is under appeal, pending resolution by the Tax Court.

Tax period 2017:

In December 2021, SUNAT notified Interbank about the beginning of the definitive audit procedure on Income Tax corresponding to the year 2017. In October 2022, SUNAT notified through Resolutions of Determination, issued regarding the third-category Income Tax corresponding to the period 2017 and Income Tax advance payments from January to December 2017; however, in November 2022, Interbank filed a claim recourse against the aforementioned determination resolutions. As of the date of this report, the process is under appeal, pending resolution by the Tax Court.

Tax period 2018:

In April 2019, SUNAT notified of the start of the final audit process for non-domiciled income tax withholdings corresponding to the year 2018.

In November 2023, SUNAT notified Interbank with a Resolution of Determination regarding the Income Tax for the fiscal year 2018, Resolutions of Determination, issued regarding advance payments from January to December 2018 and resolutions of Penalty for the tax and period indicated.

As of December 31, 2024 and 2023, the tax liability requested regarding the Income Tax and advance payments of the third-category Income Tax corresponding to the period 2018, amounted to S/78,000,000 and S/74,800,000, respectively. To the date of this report, the case is under appeal, pending resolution by the Tax Court.

Tax period 2019:

In October 2023 and February 2024, SUNAT notified the beginning of the audit process to Interbank regarding the third-category Income Tax corresponding to the period 2019 and Transfer Prices for the period 2019, respectively. As of December 31, 2024, the audit process for the period 2019 is ongoing.

Interseguro:

In October 2023, SUNAT completed the fiscalization procedure regarding the Income Tax corresponding for the period 2020, without additional observations.

Procesos de Medios de Pago:

In December 2024, SUNAT concluded the definite audit procedure of the Income Tax for the period 2020, without material observations.

Izipay:

As of December 31, 2024 and 2023, Izipay maintains carryforward tax losses amounting to S/70,043,812 and S/71,552,053, respectively. In application of current tax regulations, Management opted for system “B” to offset its tax losses. Through this system, the tax loss may be offset against the net income obtained in the following years, up to 50 percent of said income until they are extinguished; therefore, they do not have an expiration date.

In the opinion of IFS Management, its Subsidiaries and its legal advisers, any eventual additional tax would not be significant for the financial statements as of December 31, 2024 and 2023.

(e)
For the purpose of determining the Income Tax, the transfer prices of transactions with related companies and with companies domiciled in countries or territories that are non-cooperating or low or zero tax countries or territories, or with entities or permanent establishments whose income, revenues or gains from said contracts are subject to a preferential tax regime, must be supported by documented information on the valuation methods used and the criteria considered for their determination. The Tax Administration is authorized to request this information from the Group's subsidiaries.

Through Legislative Decree No. 1312,in force since 2017, it was also established that intra-group transactions of low aggregate value cannot have a margin higher than 5 percent of their cost, and regarding services rendered between related companies, taxpayers must comply with the benefit test and with providing the documentation supporting their reality (information on costs and expenses incurred by the service provider, profit margin, among others), as well as the information requested for the deduction of the cost or expense.

Through Legislative Decree No. 1116, it was established that the regulations of Transfer Prices are not applicable for purposes of the Value-Added Tax.

Through Legislative Decree No.1381, in force since 2018, it was incorporated in the Income Tax Act the concept of “non-cooperating” countries or territories and preferential tax regimes to which defensive measures already existing for countries and territories with low or zero taxation are imposed.

Based on the analysis of the operations of the Group, Management and its internal legal advisors believe that, as a consequence of the application of these standards, no contingencies will arise for the Group as of December 31, 2024 and 2023.

(f)
Starting on September 14, 2018, Legislative Decree No. 1422 established that, when an audited entity is subject to the General Anti-Avoidance Clause (“CAG”, by its Spanish acronym), it is automatically deemed that there exists deceit, grave negligence or abuse of powers by the legal representatives, unless proven otherwise. The mentioned joint liability will be attributed to said representatives provided that they have collaborated with the design or approval or execution of actions or situations or economic relations with avoidance purposes.

This legal norm also includes the members of the Board of Directors. It sets out that it is up to this corporate body to define the tax strategy of the entity, having to decide on the approval or not of actions, situations or economic relations to be carried out within the framework of tax planning, this power being non-delegable.

Board members of domiciled entities were given until March 29, 2019, to ratify or modify the actions, situations or economic relations performed within the tax planning framework, and implemented as of September 14, 2018, that continue to have tax effects until now.

Notwithstanding the aforementioned deadline for the compliance of said formal obligation, and considering the referred joint liability attributable to both the legal representatives and the Board members, as well as the lack of definition of the term “tax planning”, it will be critical to review every actions, situation or economic relation that (i) has increased tax attributes; and/or (ii) has generated a lower tax payment for the aforementioned periods in order to avoid the attribution of tax joint liability, at administrative level or even criminal level, depending on the judgment of the auditing agent, in case of application of the CAG to the entity subject to tax intervention by SUNAT.

(g)
Legislative Decree No. 1372, in force since 2018, established the rules that regulate the obligation of legal persons and/or legal entities to inform the identification of their final beneficiaries. These rules are applicable to legal entities domiciled in the country and legal entities established in the country. The obligation covers non-domiciled legal entities and legal entities established abroad, provided that: a) they have a branch, agency or other permanent establishment in the country; b) the natural or juridical person who manages the autonomous patrimony or the investment funds from abroad, or the natural or legal person who has the status of trustee or administrator, is domiciled in the country; and c) any member of a consortium is domiciled in the country. This obligation will be fulfilled through the presentation to SUNAT of an informative sworn statement, which must contain the information of the final beneficiary and be submitted in accordance with the regulations and within the deadlines established by Resolution of Superintendence from SUNAT. Notice that in case some modification has been made to the informative sworn statement submitted by the Company, related to the identification of its final beneficiaries, it has to comply with informing of said updating to SUNAT.

(h)
Legislative Decree No. 1532, published on March 19, 2022, and in force since January 1, 2023, regulated the attribution procedure of the condition of Subject Without Operating Capacity (“SSCO”, by its Spanish acronym), within the framework of the fight against tax avoidance. In that sense, an SSCO was defined as the subject that, although being registered as issuer of payment receipts or complementary documents, does not have economic, financial, material, human or other resources, or they are not suitable for the performing of operations for which said documents are issued. Supreme Decree No. 319-2023-EF approved the regulation on the attribution procedure of the SSCO condition.

On December 31, 2024, SUNAT’s webpage and the Official Bulletin published the roster of SSCOs whose resolutions of attribution have been ratified.

(i)
The use of payment methods is regulated by Act No. 28194 (Act for the Fight Against Tax Avoidance and for the Formalization of the Economy, henceforth, the “Act”), which is referred to the obligation to bankarize certain operations for certain amounts through Entities of the Financial System (“ESF”, by its Spanish acronym).

The Article 4 of the Act, modified by Legislative Decree No. 1529, establishes that the minimum amount for the use of payment methods is two thousand Soles (S/2,000) or five hundred American Dollars (US$500). This means that, in general, every operation above the aforementioned amounts performed by both legal and natural persons have to the channeled through EFSs.

(j)
On June 30, 2023, Supreme Decree No. 137-2023-EF was published, amending Article 30 of the Regulation of the Income Tax Act, through which that regulates the rates applicable to operations with non-domiciled persons. The amendment updates the use of the SOFR rate as the prevailing preferential rate, for the purpose of applying the reduced rate of 4.99 percent. The aforementioned legislation is effective from June 30, 2023.

(k)
On April 22, 2023, Legislative Decree No. 1549 was published. It extends the validity of the exemptions provided by Article 19 of the Income Tax Act until December 31, 2026. Said legislation entered into effect on January 1, 2024.

In this regard, among the aforementioned extended exemptions that are applicable or related to the operations of Interbank, are subsection i) of Article 19, which indicates that shall be exempted any type of fixed or variable interest rate, in local or foreign currency, that is paid for a deposit or levy pursuant to the Banking and Insurance Act (Act No. 26702), as well as the capital increases of said deposits or levies, in local or foreign currency, except when said gains constitute third category income.

(l)
Act No. 32218, published on December 29, 2024, establishes that the following income will be exempted from the Income Tax starting on January 1, 2025: interest and capital gains from repurchase agreements and the sale of participation units of Exchange Traded Funds (ETF), whose underlying assets are instruments issued by the Republic of Peru.
(m)
On December 19, 2023, Act No. 31962 was published. It ordered the use of an interest arrears rate to reconcile the interest payments for the reimbursement of undue or excess payments, and for the cumulative balances of withholdings or perceptions not applied to the tax credit for general sales tax (“IGV”, by its Spanish acronym), as well as in the updating of fines. Likewise, the Act establishes that in the case of unpaid fines, the legal interest rate set out by the BCRP shall be used for their updating and shall be accrued starting on the date that SUNAT requests the payment of the debtor’s fine.